Share-based payments	12 Months Ended
Jun. 30, 2021
Share-based payments
Share-based payments
28	Share-based payments

The Company operates a share-based award plan, the 2012 Equity Incentive Award Plan (the “Equity Plan”), established in 2012. Under the Equity Plan, 16,000,000 Class A ordinary shares have initially been reserved for issuance pursuant to a variety of share-based awards, including share options, share appreciation rights, or SARs, restricted share awards, restricted share unit awards, deferred share awards, deferred share unit awards, dividend equivalent awards, share payment awards and other share-based awards. Of these reserved shares, 14,848,870 remain available for issuance.

Certain directors, members of executive management and selected employees have been awarded Class A ordinary shares, pursuant to the Equity Plan. These shares are subject to varying vesting schedules over multi-year periods. Employees are not entitled to dividends until the awards vest. The fair value of these shares was the quoted market price on the date of award, adjusted where applicable for expected dividends i.e. the fair value of the awards was reduced. It is assumed that semi-annual dividends will be paid for the foreseeable future. The Company may choose whether to settle the awards wholly in shares or reduce the number of shares awarded by a value equal to the recipient’s liability to any income tax and social security contributions that would arise if all the shares due to vest had vested. Accordingly the awards may be either equity-settled or cash-settled.

Movements in the number of share awards outstanding and therefore potentially issuable as new shares are as follows:

	Number of Class A ordinary shares
	Gross award	Post net settlement
At 1 July 2020	256,147	136,212
Awarded	221,712	118,075
Vested	(103,886)	(55,225)
At 30 June 2021	373,973	199,062

The fair value of the shares awarded during the year was $14.66 (£10.61) (2020: $15.50 (£12.53)) per share.

For the year ended 30 June 2021, the Group recognized total expenses related to equity-settled share-based payment transactions of £1,386,000 (2020: £818,000; 2019: £699,000) and total expenses related to cash-settled share-based payment transactions of £616,000 (2020: £617,000; 2019: £552,000).